Non-controlling interests - Disclosure of Profit for the Year of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	€ 507,879	€ 422,303	€ 311,490
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Revenue	39,171	25,665	10,076
Profit for the year	19,077	12,410	3,249
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Revenue	3,993	4,972	5,351
Profit for the year	€ 346	€ 2,463	€ 3,093